Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 17, 2018	Mar. 28, 2018	Mar. 22, 2018	Jun. 23, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity (Textual)
Initial public offering ordinary shares		232,500	1,550,000
Total gross proceeds initial public offering ordinary shares					$ 2,481,054
Total net proceeds initial public offering ordinary shares					$ 5,944,147
Option to purchase of description					The Company has also granted the underwriters an option to purchase up to an additional 178,250 ordinary shares at an exercise price equal to 125% of the public offering price of $5.00 per share. These warrants will be non-exercisable and non-transferable for 180 days following March 19, 2018, the effective date of its prospectus. Such warrants will provide for cashless exercise in certain circumstances and shall terminate three years and six months after the effective date of its prospectus. On October 23, 2018, 63,645 warrants were exercised based on the Volume Weighted Average Price ("VWAP") in September 2018 and in a cashless exercise. A total of 63,645 shares were issued.
Description of statutory reserve required percentage					Shanghai Dianniu and Shanghai Baoxun are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Retained earnings for their statutory reserves					$ 6,189	6,189
Net assets					6,865,588	8,903,790
Valuation of these shares						4,030,000
Restricted shares issued	53,040
Fair value of restricted shares	$ 238,680
Consulting expenses					$ 19,890
Service period of business development, strategic planning and compliance					November 1, 2018 to October 31, 2020.
Initial Public Offering [Member]
Equity (Textual)
Initial public offering ordinary shares		232,500	1,550,000
Total gross proceeds initial public offering ordinary shares		$ 930,000	$ 6,200,000
Public offering price per share			$ 4.00
Total net proceeds initial public offering ordinary shares		$ 5,300,000
Valuation of these shares				$ 1,300,000
Shares issued for consulting services				650,000
Share price per share				$ 1.98
Initial Public Offering [Member] | Underwriters [Member]
Equity (Textual)
Initial public offering ordinary shares			232,500
Public offering price per share			$ 4.00
Shanghai Dianniu [Member]
Equity (Textual)
Valuation of these shares				$ 1,600,000
Shares issued for consulting services				796,640
Share price per share				$ 1.98
Shanghai Dianniu [Member] | Initial Public Offering [Member]
Equity (Textual)
Valuation of these shares				$ 1,200,000
Shares issued for consulting services				585,000
Share price per share				$ 1.98
Fair value of services fee, description				Approximately $1.0 million fair value of services fee with a term for the period July 2017 until the successful completion of the Company's IPO with approximately $0.2 million fair value of service fee with a term for the period July 2017 to June 2018.
Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun [Member]
Equity (Textual)
Retained earnings for their statutory reserves					$ 0	0
Net assets					$ 6,865,588	$ 8,903,790